Goodwill and Intangible Assets - Schedule of Changes in Carrying Amount of Goodwill (Details) $ in Thousands	4 Months Ended
Sep. 30, 2018 USD ($)
Balance as of September 30, 2018 (Successor)	$ 532,400
Successor [Member]
Balance as of December 31, 2017 (Predecessor)	182,053
Elimination of Predecessor goodwill	(182,053)
Acquisition of businesses	532,441
Balance as of September 30, 2018 (Successor)	532,441
Successor [Member] | Production Services [Member]
Balance as of December 31, 2017 (Predecessor)
Elimination of Predecessor goodwill
Acquisition of businesses	391,308
Balance as of September 30, 2018 (Successor)	391,308
Successor [Member] | Drilling and Evaluation Services [Member]
Balance as of December 31, 2017 (Predecessor)
Elimination of Predecessor goodwill
Acquisition of businesses	141,133
Balance as of September 30, 2018 (Successor)	$ 141,133